Basis of Presentation and Significant Accounting Policies (Details) (USD $)	0 Months Ended					3 Months Ended
	Apr. 24, 2014	Mar. 31, 2014 Series B-2 Convertible Preferred Stock	Dec. 31, 2013 Series B-2 Convertible Preferred Stock	Mar. 31, 2014 Series B-2 Convertible Preferred Stock Minimum	Dec. 31, 2013 Series B-2 Convertible Preferred Stock Minimum	Mar. 31, 2014 Common Stock Pro forma
Convertible Preferred Stock
Preferred Stock conversion ratio (in shares)		7.678	4.386
Initial public offering price (in dollars per share)				$ 8.00	$ 8.00
Shares of common stock issued in satisfaction of the accrued accumulated dividends outstanding on Series B, Series B-2, Series A-1, Series A-2 and Series A-3 preferred stock						2,588,104
Reverse stock-split ratio	2.28